Mortgage Servicing Rights - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transfers and Servicing [Abstract]
Financing receivables serviced for third parties	$ 3,450	$ 3,690
Contractually specified servicing fee, late fee, and ancillary fee earned in exchange for servicing financial asset	$ 9	$ 10	$ 9